Derivative Instruments and Hedging Activities (Effects of Derivative Instruments for Fair Value Hedges on Consolidated Statement of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Ineffective portion and amount excluded from effectiveness test	¥ 784	¥ 3,611	¥ (1,896)
Forward Exchange Contracts [Member] | Hedging Instruments [Member] | Other Income [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	8,955	5,871
Forward Exchange Contracts [Member] | Hedging Instruments [Member] | Other Deductions [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(6,814)
Hedging Instruments [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	11,648	(497)	(13,555)
Hedging Instruments [Member] | Interest Charges [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(3,115)
Hedging Instruments [Member] | Interest Charges [Member] | Cross Currency Swap Agreements [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	2,693	(6,368)
Hedging Instruments [Member] | Other Deductions [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(590)
Hedging Instruments [Member] | Other Deductions [Member] | Cross Currency Swap Agreements [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			(3,036)
Related Hedged Items [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	(11,586)	637	12,399
Related Hedged Items [Member] | Interest Charges [Member] | Long-term Debt [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	(3,010)	6,514	2,900
Related Hedged Items [Member] | Other Income [Member] | Accounts Receivable and Accounts Payable [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items	(8,576)	(5,877)
Related Hedged Items [Member] | Other Deductions [Member] | Accounts Receivable and Accounts Payable [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			5,832
Related Hedged Items [Member] | Other Deductions [Member] | Short-term Investments and Short-term Debt [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			614
Related Hedged Items [Member] | Other Deductions [Member] | Investments and Advances [Member]
Effective portion of derivatives designated as hedging instruments and related hedged items			3,053
Interest Rate Swaps [Member] | Interest Charges [Member]
Ineffective portion and amount excluded from effectiveness test	54	580	(58)
Forward Exchange Contracts [Member] | Other Income [Member]
Ineffective portion and amount excluded from effectiveness test	(682)	(175)
Other Income [Member] | Cross Currency Swap Agreements [Member]
Ineffective portion and amount excluded from effectiveness test	1,412	3,206
Forward Exchange Contracts [Member] | Other Deductions [Member]
Ineffective portion and amount excluded from effectiveness test			227
Other Deductions [Member] | Cross Currency Swap Agreements [Member]
Ineffective portion and amount excluded from effectiveness test			¥ (2,065)